Asset Retirement Obligations (Narrative) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2009	Dec. 31, 2008
Asset Retirement Obligations [Line Items]
Asset retirement obligation	$ 2,675	$ 1,919	$ 2,148	$ 1,737	$ 1,569	$ 950